Expense Example {- FundsManager 70% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-11 - FundsManager 70% Portfolio	Apr. 30, 2021 USD ($)
VIP FundsManager 70% Portfolio-Service VIP
Expense Example:
1 year	$ 82
3 years	283
5 years	506
10 years	1,148
VIP FundsManager 70% Portfolio-Service 2 VIP
Expense Example:
1 year	97
3 years	330
5 years	587
10 years	$ 1,322